First Trust Alerian Disruptive Technology Real Estate ETF Shareholder Fees	Sep. 30, 2025
First Trust Alerian Disruptive Technology Real Estate ETF | First Trust Alerian Disruptive Technology Real Estate ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%